Retirement Plans - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Component of curtailment cost comprised of amortization of prior service cost	$ 572,000				$ 400,000
Component of curtailment cost comprised of net actuarial loss					1,487,000
Curtailment loss	572,000		572,000		1,921,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income					1,500,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income					800,000
Contribution to be made by employer					9,700,000
Contribution made by employer	6,700,000	4,500,000	10,700,000	7,800,000	9,617,000	4,929,000	6,900,000
Accumulated benefit obligation					67,686,000	47,131,000
Expected decrease in estimated 2012 minimum funding requirement	400,000		400,000
2012 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Contribution to be made by employer	400,000		400,000
2013 Plan Year
Defined Benefit Plan Disclosure [Line Items]
Contribution to be made by employer	$ 0		$ 0
Employees at the Androscoggin, Bucksport, and Sartell mills
Defined Benefit Plan Disclosure [Line Items]
Pension plan eligibility, length of service					1 year
Pension plan eligibility, minimum age					21 years of age
Expected return on plan assets assumption for next fiscal year					6.50%